13

FORM D

OMB APPROVAL	
OMB NUMBER:	3235-0076
Expires:	April 30, 2008
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

PROCESSED
SEP 30 2005
THOMSON FINANCIAL

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

SEC MAIL PROCESSING SECTION
RECEIVED
AUG 29 2005
WASH, D.C.
213

Name of Offering (□ check if this is an amendment and name has changed, and indicate change.)

Series A1 Preferred Stock

Filing Under (Check box(es) that apply): □ Rule 504 □ Rule 505 ■ Rule 506 □ Section 4(6) □ ULOE

Type of Filing: ■ New Filing □ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (□ check if this is an amendment and name has changed, and indicate change.)

NewRiver, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
200 Brickstone Square, 5th floor, Andover, MA 01810	**978-623-9900**
Address of Principal Business Operations (if different from Executive Offices) (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business:

05065238

Type of Business Organization

■ corporation □ limited partnership, already formed □ other (please specify):

□ business trust □ limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization	09	87	■ Actual	□ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **MA**

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 USC 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

When to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State: This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires a payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Beaulieu, Roland C.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o NewRiver, Inc., 200 Brickstone Square, 5th floor, Andover, MA 01810

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Brackett, Stephen M.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o NewRiver, Inc., 200 Brickstone Square, 5th floor, Andover, MA 01810

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Cohen, Barry

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o NewRiver, Inc., 200 Brickstone Square, 5th floor, Andover, MA 01810

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Poch, Gerald A.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o NewRiver, Inc., 200 Brickstone Square, 5th floor, Andover, MA 01810

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Hall, Keith

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o NewRiver, Inc., 200 Brickstone Square, 5th floor, Andover, MA 01810

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Loring, Arthur S.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o NewRiver, Inc., 200 Brickstone Square, 5th floor, Andover, MA 01810

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Planitzer, Russell E.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o NewRiver, Inc., 200 Brickstone Square, 5th floor, Andover, MA 01810

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Taib Bank E.C.

Business or Residence Address (Number and Street, City, State, Zip Code)

Sehl Center, Diplomatic Area, P.O. Box 20485, Manama, Bahrain

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Lunn New River, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Lunn Partners LLC, Suite 750, One North Franklin, Chicago, IL 60604

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

1995 Lowenfeld Family Partnership

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o World-Wide Holdings, 150 E. 58th St., New York, NY 10155

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Gabrielli, Christopher

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Mass 2020, 18 Tremont Street, Suite 1120, Boston, MA 02108

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Mervin and Rosalind Gray Family Trust

Business or Residence Address (Number and Street, City, State, Zip Code)

130A Seminary Avenue, Apt. 210, Newton, MA 02466

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Elmblad, Bradley L.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Molehill Ventures, 372 Mountain Street, Sharon, MA 02067

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Knowles, John H.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Sagamore Partners, LLP, 27 School Street, 3rd floor, Suite 300, Boston, MA 02108

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Knowles, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Sagamore Partners, LLP, 27 School Street, 3rd floor, Suite 300, Boston, MA 02108

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Lazard Freres & Co. LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

30 Rockefeller Plaza, New York, NY 10022

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Mariposa Invest Holding AG

Business or Residence Address (Number and Street, City, State, Zip Code)

Alte Wollerauerstrasse 53, CH-8832 Wollerau, Switzerland Attn: Dr. Daniel Bugmann

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Graystone Venture Direct Equity

Business or Residence Address (Number and Street, City, State, Zip Code)

One Northfield Plaza, Suite 530, Northfield, IL 60093

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Gerlach & Co. as nominee for The Manufacturers Life Insurance Company (USA)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Ironside Ventures, 950 Winter Street, Suite 1400, Waltham, MA 02451

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Pequot Private Equity Fund, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Pequot Capital Management, Inc., 500 Nyala Farm Road, Westport, CT 06880

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

William Blair New World Ventures, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Lunn Partners LLC, Suite 750, One North Franklin, Chicago, IL 60604

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	■

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ n/a

Yes No

3. Does the offering permit joint ownership of a single unit? .... ■ ☐

4. *Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or* similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
None

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$______	$______
Equity	$ 7,500,000	$ 0
☐ Common ■ Preferred		
Convertible Securities (including warrants)	$______	$______
Partnership Interests	$______	$______
Other (Specify ___)	$______	$______
Total	$ 7,500,000	$ 0

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	34	$ 0
Non-accredited Investors	______	$______
Total (for filings under Rule 504 only)	______	$______

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	______	$______
Regulation A	______	$______
Rule 504	______	$______
Total	______	$______

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$______
Printing and Engraving Costs	☐	$______
Legal Fees	■	$ 150,000
Accounting Fees	☐	$______
Engineering Fees	☐	$______
Sales Commissions (specify finders' fees separately)	☐	$______
Other Expenses (identify) ______	☐	$______
Total	■	$ 150,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 7,350,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☐	$	☐	$
Purchase of real estate	☐	$	☐	$
Purchase, rental or leasing and installation of machinery and equipment	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$	☐	$
Repayment of indebtedness	■	$ 3,242,761	☐	$
Working capital	☐	$	■	$ 4,107,239
Other (specify):	☐	$	☐	$
	☐	$	☐	$
Column Totals	■	$ 3,242,761	■	$ 4,107,239
Total Payments Listed (column totals added)		■ $ 7,350,000		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
NewRiver, Inc.	Roland C Beaulieu	**August 23, 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Roland C. Beaulieu	**President and Chief Executive Officer**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)